Off-cycle payroll contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Contribution [Line Items]
Off-cycle payroll contributions	Off-cycle Payroll ContributionsCertain contributions to the 401(k) trust for certain off-cycle pay periods during the plan years ended December 31, 2024, 2023, 2022 and 2021 were remitted to the trust with other contributions from the next on-cycle payroll, as set forth in the Schedule of Delinquent Participant Contributions. The operational process was updated to address this issue, effective July 1, 2024. To correct the amounts identified in the Schedule of Delinquent Participant Contributions, a Voluntary Fiduciary Correction ("VFCP") application was filed with the DOL in October 2024. In March 2025, the DOL issued to the Plan a "No-Action Letter", stating they will take no civil enforcement action regarding this matter and the amounts were considered fully corrected.